Document and Entity Information	Nov. 07, 2019
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 07, 2019
Entity Registrant Name	NortonLifeLock Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-17781
Entity Tax Identification Number	77-0181864
Entity Address, Address Line One	60 E. Rio Salado Parkway
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Tempe
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85281
City Area Code	650
Local Phone Number	527-8000
Entity Information, Former Legal or Registered Name	Symantec Corporation
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000849399
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	NLOK
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	350 Ellis Street
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94043